Leases - Schedule of Sales-Type Leases (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Sales-Type Leases [Abstract]
Gross lease receivables	$ 587,671	$ 794,126
Received cash	(227,711)	(267,877)
Unearned interest income	(16,025)	(28,369)
Sales-Type Lease Receivables Current	343,935	497,880
Reported as:
Current net investment in sales-type lease	154,947	203,381
Non-current net investment in sales-type lease	188,988	294,499
Total	$ 343,935	$ 497,880